Financial risk management objectives and policies - Schedule of Foreign Currency Forward Exchange Contracts (Details) - Mar. 29, 2026
€ in Millions, ¥ in Millions, ¥ in Millions, £ in Millions, $ in Millions, $ in Millions, $ in Millions
	USD ($)	EUR (€)	JPY (¥)	CNY (¥)	GBP (£)	AUD ($)	HKD ($)
Forward contract to purchase Canadian dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Aggregate Amounts	$ 28.7	€ 9.3	¥ 2,969.0
Forward contract to sell Canadian dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Aggregate Amounts	$ 2.5	€ 28.0
Forward contract to purchase euros
Disclosure of nature and extent of risks arising from financial instruments [line items]
Aggregate Amounts				¥ 499.6	£ 6.3	$ 2.8
Forward contract to sell euros
Disclosure of nature and extent of risks arising from financial instruments [line items]
Aggregate Amounts							$ 7.0